Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) Aircraft	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 158,926	¥ 146,746
Impairment on property, plant and equipment	324	71	¥ 90
Rental income for investment properties and certain flight training facilities under operating leases	¥ 184	179	¥ 182
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	One year
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	Fourteen years
Owned and finance leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 83,687	78,318
Owned and finance leased aircraft [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,495	1,641
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	206	0
Flight equipment [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 123	¥ 124
Boeing 737-300 aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	3
Boeing 777-200 aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	2
Boeing 737-300 and aircraft Boeing 777-200 aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on property, plant and equipment	¥ 470
EMB 190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate used in determining recoverable amount of the CGU based on value-in-use calculation	9.74%	8.87%
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 5,196	¥ 4,294
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	524	440
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 20	¥ 34